Operating assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Operating assets and liabilities [Abstract]
Receivables
3.1	Receivables

	2024 $’000	2023 $’000
Trade receivables
Not past due	4,622	4,220
Past due 1 – 30 days	837	623
Past due 31 – 90 days	1,623	443
Past due 90 days and over	681	216
	7,763	5,502
Allowance for impairment losses	(565)	(119)
Trade receivables	7,198	5,383
Apprenticeship grant funding	294	25
Other receivables	11	267
GST recoverable	1,035	755
Trade and other receivables	8,538	6,430

Inventories
3.2	Inventories

	2024 $’000	2023 $’000
Current
Raw materials	19,654	13,301
Work in progress	7,566	5,772
Finished goods	2,922	3,649
Consumables and spare parts	2,984	2,560
Provision for trial wheels, obsolescence and scrap	(4,290)	(3,109)
Inventories at the lower of cost and net realizable value	28,836	22,173

Property, Plant and Equipment
3.3	Property, plant and equipment

	Capital works in progress	Leasehold improvements	Manufacturing equipment	Tooling	Other equipment	Total
	$’000	$’000	$’000	$’000	$’000	$’000
Gross cost	17,095	5,839	52,640	16,034	2,960	94,568
Less accumulated depreciation	-	(1,642)	(18,467)	(9,964)	(1,857)	(31,930)
At June 30, 2023	17,095	4,197	34,173	6,070	1,103	62,638

Gross cost	21,569	5,839	69,671	16,984	3,074	117,137
Less accumulated depreciation	-	(2,305)	(23,442)	(12,332)	(2,436)	(40,515)
Less Impairment	(21,569)	(3,534)	(46,229)	(4,652)	(638)	(76,622)
At June 30, 2024	-	-	-	-	-	-

Movement in carrying amounts
Balance at June 30, 2022	18,950	4,294	26,384	6,708	1,280	57,616
Additions	11,478	-	-	-	-	11,478
Transfer of maintenance spares	-	-	953	-	-	953
Transfer into/ (out of) capital WIP	(13,306)	189	11,233	1,709	175	-
Depreciation expense	-	(286)	(4,397)	(2,347)	(352)	(7,382)
Write-offs	(27)	-	-	-	-	(27)
Balance at June 30, 2023	17,095	4,197	34,173	6,070	1,103	62,638
Additions	24,476	-	-	-	-	24,476
Transfer into/ (out of) capital WIP	(18,841)	-	17,113	1,580	148	-
Depreciation expense	-	(663)	(4,994)	(2,843)	(589)	(9,089)
Transfer to inventories	(943)	-	-	-	-	(943)
Impairment and write-offs	(21,890)	(3,534)	(46,282)	(4,807)	(662)	(77,175)
Transfer from intangible assets	103	-	-	-	-	103
Disposals	-	-	(10)	-	-	(10)
Balance at June 30, 2024	-	-	-	-	-	-

Amounts Recognized in Statements of Financial Position and Statement of Profit or Loss
3.4	Leases

Amounts recognized in the Consolidated Statements of Financial Position

	2024	2023
Right-of-use assets	$’000	$’000
Cost at start of year	10,440	9,863
Indexation adjustment	419	577
Closing balance at end of year	10,859	10,440

Accumulated depreciation at start of year	(2,994)	(2,299)
Depreciation charge for the year	(742)	(695)
Closing balance at end of year	(3,736)	(2,994)

Impairment	(7,123)	-

Carrying amount	-	7,446

Lease liability

Current	705	645
Non-current	7,061	7,368
	7,766	8,013

Amounts recognized in the Consolidated Statements of Profit or Loss and Other Comprehensive Income

The Consolidated Statements of Profit or Loss and Other Comprehensive Income shows the following amounts relating to leases:

	2024	2023
	$’000	$’000
Depreciation charge of right of use assets
Property	742	695

Interest expense	291	297

Impairment of assets (included under cost of goods sold)	7,123	-

Expense relating to short-term leases (included in costs of goods sold and administrative expenses)	407	181

Intangible Assets
3.5	Intangible assets

	Development costs	Patents and trademarks	Total
	$’000	$’000	$’000
Gross cost	20,442	1,537	21,979
Less accumulated amortization	(4,623)	(582)	(5,205)
At June 30, 2023	15,819	955	16,774

Gross cost	25,530	1,591	27,121
Less accumulated amortization	(7,610)	(657)	(8,267)
Impairment	(17,920)	(934)	(18,854)
At June 30, 2024	-	-	-

Movement in carrying amounts
Balance at July 1, 2022	13,503	861	14,364
Additions	4,691	183	4,874
Amortization	(2,375)	(89)	(2,464)
Balance at June 30, 2023	15,819	955	16,774

Additions	5,813	54	5,867
Impairment and write offs	(18,217)	(934)	(19,151)
Transfer to PP&E	(103)	-	(103)
Amortization expense	(3,312)	(75)	(3,387)
Balance at June 30, 2024	-	-	-

Impairment to the CGU	As a result, the carrying amounts of the CGU was determined to be higher than the recoverable amounts and an impairment loss of $102.6 million (30 June 2023: Nil) was recognized.

30 June 2024	CGU $’000	Note reference
Property, plant and equipment	76,622	3.3
Right-of-use assets	7,123	3.4
Intangible assets	18,854	3.5
Impairment of assets under IAS 36	102,599
Working capital	889
Lease liability	(7,766)	3.4
CGU carrying amount	95,722
Recoverable amount	-
Impairment loss	102,599

Value in use as at 30 June 2024 was determined based on the following key assumptions.

30 June 2024
Pre-tax discount rate	21.4%
Post-tax discount rate	15.0%
Terminal growth rate beyond 5 years	1.0%

Payables
3.6	Payables

	2024 $’000	2023 $’000
Current
Unsecured liabilities
Trade payables	27,530	3,828
Deferred transaction costs	7,745	-
Accruals	7,974	10,836
Interest accrued	473	427
Other payables	1,525	383
	45,247	15,474
Non-current Unsecured liabilities
Deferred transaction costs	15,193	-
	15,193	-

Deferred Income - Government Grants
Deferred income – government grants	2024 $’000	2023 $’000
Balance as of July 1	17,154	6,239
Received during the year	219	13,000
Released to the Consolidated Statements of Profit or Loss and Other Comprehensive Income	(1,936)	(2,085)
Balance as of June 30	15,437	17,154

Current	2,114	1,919
Non-current	13,323	15,235
	15,437	17,154

Provisions
3.8	Provisions

	Employee benefits	Make good provision	Warranty claims	Transaction costs	Total
	$’000	$’000	$’000	$’000	$’000
Current	2,903	-	595	9,459	12,957
Non-current	531	247	1,065	-	1,843
At June 30, 2023	3,434	247	1,660	9,459	14,800

	Employee benefits	Make good provision	Warranty claims	Transaction costs	Total
	$’000	$’000	$’000	$’000	$’000
Current	3,754	-	605	-	4,359
Non-current	743	262	1,829	-	2,834
At June 30, 2024	4,497	262	2,434	-	7,193

	Make good provision $’000	Warranty claims $’000	Transaction costs $’000	Total $’000
Movement in carrying amounts
Balance at July 1, 2022	234	1,495	-	1,729
Provided for during the year	13	165	9,459	9,637
Balance at June 30, 2023	247	1,660	9,459	11,366

Provided for during the year	15	814	-	829
Paid during the year	-	(40)	-	(40)
(Transferred) to payables during the year	-	-	(9,459)	(9,459)
Balance at June 30, 2024	262	2,434	-	2,696